Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	$ 1,000,000
Regulatory liability related to TCJA	453,000,000
Tax credit carryforward	6,000,000.0
Capital Loss Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward	107,000
Canada
Income Tax Disclosure [Line Items]
Operating loss carryforward	5,600,000
Southwest Gas Corporation
Income Tax Disclosure [Line Items]
Significant increases or decreases in unrecognized tax benefit within the next 12 months	0
Tax-related interest income	0	$ 0	$ 0
Federal
Income Tax Disclosure [Line Items]
Operating loss carryforward	$ 36,000,000